Stock-Based Compensation - Schedule of Range of Exercise Prices of Outstanding Share Options (Detail) Unit_pure in Millions	12 Months Ended
	Dec. 31, 2021 yr $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares
Disclosure of range of exercise prices of outstanding share options [Line Items]
Number of options, Options outstanding	21	24	21
Weighted average exercise price, Options outstanding	$ 22.09	$ 21.74	$ 20.91
Weighted average remaining contractual life (in years)	5 years 5 months 26 days
Number of options, Options exercisable	8	6
Weighted average exercise price, Options exercisable	$ 18.94	$ 19.52
Weighted average remaining contractual life (in years), Options exercisable | yr	3.20
$12.64 - $20.99 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Number of options, Options outstanding	5
Weighted average exercise price, Options outstanding	$ 16.90
Weighted average remaining contractual life (in years)	3 years 4 months 17 days
Number of options, Options exercisable	5
Weighted average exercise price, Options exercisable	$ 16.90
Weighted average remaining contractual life (in years), Options exercisable | yr	3.38
$21.00 - $24.83 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Number of options, Options outstanding	16
Weighted average exercise price, Options outstanding	$ 23.58
Weighted average remaining contractual life (in years)	6 years 1 month 2 days
Number of options, Options exercisable	3
Weighted average exercise price, Options exercisable	$ 21.86
Weighted average remaining contractual life (in years), Options exercisable | yr	2.95